Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Income [Abstract]
Net revenue before the provision for doubtful accounts																	$ 5,804,451	$ 5,092,166	$ 4,536,106
Provision for doubtful accounts																	(716,856)	(624,753)	(553,639)
Net revenue	1,388,647	[1],[2]	1,219,622	[1],[3]	1,224,566	[1],[4]	1,254,760	[1]	1,182,603	[1],[5]	1,093,620	[1]	1,082,195	[1]	1,108,995	[1]	5,087,595	4,467,413	3,982,467
Salaries and benefits																	2,302,844	2,016,967	1,779,440
Supplies																	776,598	703,426	637,663
Rent expense																	154,279	122,983	100,990
Other operating expenses																	1,067,980	892,465	788,051
Medicare and Medicaid HCIT incentive payments																	(39,982)
Depreciation and amortization																	267,900	241,873	234,883
Interest expense																	222,747	211,673	217,938
Gain on early extinguishment of debt, net																			(16,202)
Write-offs of deferred debt issuance costs and related other	24,600																24,595		444
Other																	(1,771)	(8,797)	(4,980)
Total expenses and other, net																	4,775,190	4,180,590	3,738,227
Income from continuing operations before income taxes																	312,405	286,823	244,240
Provision for income taxes																	(106,071)	(101,049)	(82,937)
Income from continuing operations	37,748	[1],[2]	49,704	[1],[3]	56,916	[1],[4]	61,966	[1]	46,212	[1],[5]	40,006	[1]	46,068	[1]	53,488	[1]	206,334	185,774	161,303
Income (loss) from discontinued operations, including gains/losses on disposals, net of income taxes (see Notes 4 and 10)	(1,227)	[1],[2]	255	[1],[3]	(1,583)	[1],[4]	146	[1]	(12,976)	[1],[5]	(126)	[1]	(355)	[1]	(69)	[1]	(2,409)	(13,526)	2,638
Consolidated net income	36,521	[1],[2]	49,959	[1],[3]	55,333	[1],[4]	62,112	[1]	33,236	[1],[5]	39,880	[1]	45,713	[1]	53,419	[1]	203,925	172,248	163,941
Net income attributable to noncontrolling interests																	(25,215)	(22,179)	(25,759)
Net income attributable to Health Management Associates, Inc.	$ 30,847	[1],[2]	$ 43,728	[1],[3]	$ 48,611	[1],[4]	$ 55,524	[1]	$ 28,179	[1],[5]	$ 35,293	[1]	$ 39,657	[1]	$ 46,940	[1]	$ 178,710	$ 150,069	$ 138,182
Basic
Continuing operations	$ 0.13	[1],[2]	$ 0.17	[1],[3]	$ 0.20	[1],[4]	$ 0.22	[1]	$ 0.17	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.72	$ 0.66	$ 0.55
Discontinued operations					$ (0.01)	[1],[4]			$ (0.05)	[1],[5]							$ (0.01)	$ (0.05)	$ 0.01
Net income	$ 0.13	[1],[2]	$ 0.17	[1],[3]	$ 0.19	[1],[4]	$ 0.22	[1]	$ 0.12	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.71	$ 0.61	$ 0.56
Diluted
Continuing operations	$ 0.13	[1],[2],[6]	$ 0.17	[1],[3],[6]	$ 0.20	[1],[4],[6]	$ 0.22	[1],[6]	$ 0.16	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.71	$ 0.65	$ 0.55
Discontinued operations					$ (0.01)	[1],[4]			$ (0.05)	[1],[5]							$ (0.01)	$ (0.05)	$ 0.01
Net income	$ 0.13	[1],[2],[6]	$ 0.17	[1],[3],[6]	$ 0.19	[1],[4],[6]	$ 0.22	[1],[6]	$ 0.11	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.70	$ 0.60	$ 0.56
Weighted average number of shares outstanding:
Basic	252,175	[1],[2]	252,157	[1],[3]	251,765	[1],[4]	250,038	[1]	248,600	[1],[5]	248,526	[1]	248,390	[1]	247,555	[1]	251,541	248,272	245,381
Diluted	256,032	[1],[2]	255,124	[1],[3]	255,235	[1],[4]	253,727	[1]	252,372	[1],[5]	250,972	[1]	251,198	[1]	249,867	[1]	255,037	251,106	246,965

[1]	Net revenue after the provision for doubtful accounts, income from continuing operations and income (loss) from discontinued operations have been reclassified for all quarters to conform to the current year consolidated statement of income presentation. Such reclassifications primarily related to discontinued operations and new accounting guidance for the presentation of net revenue, which are discussed at Notes 10 and 12, respectively.
[2]	As more fully discussed at Note 2, the Company restructured its long-term debt on November 18, 2011. As a result, the quarter ended December 31, 2011 includes (i) approximately $24.6 million of write-offs of deferred debt issuance costs and related other and (ii) $16.4 million of accumulated other comprehensive loss amortization and net fair value adjustment expense that is attributable to the Company's interest rate swap contract. During such quarter, the Company also: (i) recognized $38.2 million of benefit from the meaningful use measurement standard under various Medicare and Medicaid Healthcare Information Technology ("HCIT") incentive programs and (ii) recorded $12.9 million of expense attributable to restructuring activities at Tennova Healthcare (see Note 4).
[3]	During the quarter ended September 30, 2011, the Company recorded approximately $9.3 million of costs for acquisitions and government investigations. See Notes 4 and 13 for discussion of these matters.
[4]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended June 30, 2011 included a goodwill impairment charge of approximately $3.6 million.
[5]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended December 31, 2010 included (i) a loss of approximately $12.1 million on the sale of Riley Hospital and its related health care operations and (ii) a long-lived asset impairment charge of $8.4 million.
[6]	Due to rounding, the sum of the four quarters does not agree to the total for the year ended December 31, 2011.